Shareholders' capital	6 Months Ended
Jun. 30, 2024
Shareholders' capital
Shareholders' capital

8. Shareholders’ capital

On June 30, 2024, the Company’s share capital was represented by 59,796,273 shares. All shares were issued, fully paid and of the same class. The table below summarizes the share issuances as a result of the exercise of stock options and vesting of restricted stock units under the Company’s Employee Stock Option Plan, for the period ended June 30, 2024.

Number of shares outstanding on December 31, 2023	59,194,488
Exercise of stock options	555,392
Vesting of RSUs	46,393
Number of shares outstanding on June 30, 2024	59,796,273